ACCOUNTS PAYABLE AND ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses as of September 30, 2022 and December 31, 2021 consisted of the following:

	(in thousands)
	September 30, 2022	December 31, 2021

Accounts payable	$1,124	$2,270
Accrued expenses	278	164
Accrued interest payable	145	117
Accrued payroll	81	213
Accrued vacation	114	39
Current lease liability	88	77

Total Accounts Payable and Accrued Expenses	$1,830	$2,880

NOTE 7 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following as of December 31, 2020 and December 31, 2021:

	(in thousands)
	December 31, 2020	December 31, 2021

Accounts payable	$1,929	$2,270
Accrued expenses	173	164
Accrued interest payable	96	117
Accrued payroll	106	213
Accrued vacation	97	39
Current lease liability	65	77

Total Accounts Payable and Accrued Expenses	$2,466	$2,880